Segment Information - Reconciliation of Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 14,440	$ 8,869	$ 3,443
Net gains (losses) on derivatives and investments	3,856	(2,480)	(6,454)
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	6,294	7,460	6,724
Net gains (losses) on derivatives and investments	40	153	127
Segment Reconciling Items
Segment Reporting Information [Line Items]
Fees attributed to variable annuity benefit reserves	3,077	2,854	2,509
Net gains (losses) on derivatives and investments	3,815	(2,633)	(6,582)
Net investment income on funds withheld assets	$ 1,254	$ 1,188	$ 792